FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Newmont Loan
Financial Instruments
Borrowings	$ 9,900
Liquidity risk
Financial Instruments
Financial liabilities	114,729	$ 37,443
Trade payables	2,583	779
Gross lease liabilities	294	76
Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	100,850	25,000
Liquidity risk | Newmont Loan
Financial Instruments
Borrowings	11,002	11,588
Less than 3 months | Liquidity risk
Financial Instruments
Financial liabilities	4,265	787
Trade payables	2,583	779
Gross lease liabilities	32	8
Less than 3 months | Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	1,650
Between 3 months and 1 year | Liquidity risk
Financial Instruments
Financial liabilities	5,067	24
Gross lease liabilities	117	24
Between 3 months and 1 year | Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	4,950
Between 1 year and 3 years | Liquidity risk
Financial Instruments
Financial liabilities	24,347	11,632
Gross lease liabilities	145	44
Between 1 year and 3 years | Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	13,200
Between 1 year and 3 years | Liquidity risk | Newmont Loan
Financial Instruments
Borrowings	11,002	11,588
Later than 3 years | Liquidity risk
Financial Instruments
Financial liabilities	81,050	25,000
Later than 3 years | Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	$ 81,050	$ 25,000